Investments in Companies Accounted for at Equity Method (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments in Companies Accounted for at Equity Method [Abstract]
Affiliated company	$ 27	$ 55
Joint venture - TSG	25,683	25,260
Total	$ 25,710	$ 25,315	$ 24,022